Financial liabilities at fair value through profit or loss - Summary of designated as at fair value through profit or loss by type (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	€ 55,768	€ 49,543
Funds entrusted
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	46,930	39,577
Subordinated liabilities
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	131	122
- Debt securities
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	€ 8,707	€ 9,844